Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments

in CHF thousands	Financial assets at amortized costs
2022
Cash and cash equivalents	87,946
Trade receivables	521
Accrued income	679
Short-term time deposits	161,198
Balance at December 31	250,344
2021
Cash and cash equivalents	71,813
Trade receivables	23,710
Accrued income	76
Short-term time deposits	61,000
Balance at December 31	156,599
The above mentioned amounts were neither past due nor impaired at the end of the respective reporting period and were of highly rated quality. Please also see note 25.

in CHF thousands	Financial liabilities at amortized cost
2022
Trade payables	997
Accrued project costs and royalties	2,167
Lease liabilities	4,850
Other non-employee related accrued expenses	556
Balance at December 31	8,570
2021
Trade payables	4,862
Accrued project costs and royalties	3,410
Lease liabilities	6,039
Other non-employee related accrued expenses	537
Balance at December 31	14,848
The carrying amount of financial assets and financial liabilities not measured at fair value (except for lease liabilities) is a reasonable approximation of fair value.